SCHEDULE OF RIGHT OF USE ASSETS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right of use assets, at cost, beginning	$ 242,967
Additions	447,242
Lease adjustment	(7,092)
Right of use assets, at cost, ending	683,117	$ 242,967
Accumulated amortization, Beginning	215,011	98,548
Charge for the year	123,360	109,311
Historical correction		7,152
Accumulated amortization, Ending	338,371	215,011
Right of use assets	$ 344,746	$ 468,106